UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires: February 28, 2006|
                                                   |Estimated average burden  |
                                                   |hours per response...20.00|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8505
                                   --------------------------------------------

                          BARON CAPITAL FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Select Funds, 767 Fifth Avenue, 49th Floor,  New York, New York 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  March 31, 2005
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form-5 (Sections 239.4 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (4-04)

ITEM 1.


BARON CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2005
(UNAUDITED)


    SHARES                                                                                        COST                  VALUE
----------                                                                                    ------------           ------------

COMMON STOCKS (98.26%)

           ADVERTISING SERVICES (0.77%)
    35,000 Getty Images, Inc.*                                                                $    969,056           $  2,488,850

           APPAREL (3.06%)
   150,000 Carter's, Inc.*                                                                       4,182,688              5,962,500
   100,000 Polo Ralph Lauren Corp., Cl A                                                         1,644,220              3,880,000
                                                                                              ------------           ------------
                                                                                                 5,826,908              9,842,500

           BUILDING MACHINERY (0.48%)
    35,000 Tractor Supply Co.*                                                                   1,256,759              1,527,750

           BUSINESS SERVICES (3.41%)
   150,000 ChoicePoint, Inc.*                                                                    2,956,376              6,016,500
    60,000 Equinix, Inc.*                                                                        1,765,941              2,540,400
   125,000 Gevity HR, Inc.                                                                       2,335,561              2,390,000
                                                                                              ------------           ------------
                                                                                                 7,057,878             10,946,900

           CHEMICAL (1.40%)
   100,000 Senomyx, Inc.*                                                                        1,096,034              1,191,000
   150,000 Symyx Technologies, Inc.*                                                             2,311,412              3,307,500
                                                                                              ------------           ------------
                                                                                                 3,407,446              4,498,500
           COMMUNICATIONS (0.43%)
    75,000 American Tower Corp., Cl A*                                                             767,700              1,367,250

           CONSULTING (1.04%)
   104,000 Hewitt Associates, Inc.*                                                              2,594,501              2,766,400
    30,000 LECG Corp.*                                                                             633,273                588,000
                                                                                              ------------           ------------
                                                                                                 3,227,774              3,354,400

           EDUCATION (6.36%)
   350,000 DeVry, Inc.*                                                                          6,021,104              6,622,000
   200,000 Education Mgmt. Corp.*                                                                4,041,568              5,590,000
    40,000 Strayer Education, Inc.                                                               3,707,016              4,532,800
   100,000 Universal Technical Institute, Inc.*                                                  3,039,862              3,680,000
                                                                                              ------------           ------------
                                                                                                16,809,550             20,424,800

           ENERGY SERVICES (5.42%)
   160,000 Encore Acquisition Co.*                                                               3,991,417              6,608,000
   130,000 FMC Technologies, Inc.*                                                               2,856,584              4,313,400
    25,000 Plains Exploration & Production Co.*                                                    965,383                872,500
    50,000 SEACOR Holdings, Inc.*                                                                2,199,397              3,187,500
    60,000 Whiting Petroleum Corp.*                                                              1,988,303              2,446,800
                                                                                              ------------           ------------
                                                                                                12,001,084             17,428,200

           FINANCIAL SERVICES - ASSET MANAGEMENT (2.68%)
    50,000 BlackRock, Inc., Cl A                                                                 1,746,872              3,746,500
   120,000 Cohen & Steers, Inc.                                                                  1,817,911              1,980,000
    70,000 Eaton Vance Corp.                                                                     1,195,374              1,640,800
    28,000 Gabelli Asset Mgmt., Inc., Cl A                                                         749,602              1,250,200
                                                                                              ------------           ------------
                                                                                                 5,509,759              8,617,500

           FINANCIAL SERVICES - BANKING (4.41%)
    50,000 Cathay General Bancorp                                                                1,802,196              1,575,000
    60,000 Center Financial Corp.                                                                1,352,573              1,057,800
    30,000 East West Bancorp, Inc.                                                               1,126,660              1,107,600
   135,000 First Republic Bank                                                                   4,321,478              4,369,950
   200,000 Southwest Bancorp of Texas, Inc.                                                      3,877,759              3,670,000
    60,000 UCBH Holdings, Inc.                                                                   2,561,249              2,394,000
                                                                                              ------------           ------------
                                                                                                15,041,915             14,174,350

    SHARES                                                                                        COST                  VALUE
----------                                                                                    ------------           ------------

           FINANCIAL SERVICES - BROKERAGE & EXCHANGES (2.56%)
    18,000 Chicago Mercantile Exchange Holdings, Inc.                                            1,242,077              3,492,540
   125,000 Jefferies Group, Inc.                                                                 2,912,093              4,710,000
                                                                                              ------------           ------------
                                                                                                 4,154,170              8,202,540

           FINANCIAL SERVICES - INSURANCE (2.40%)
   125,000 Arch Capital Group, Ltd.*                                                             3,560,978              5,005,000
   100,000 Axis Capital Holdings, Ltd.                                                           2,565,940              2,704,000
                                                                                              ------------           ------------
                                                                                                 6,126,918              7,709,000

           FINANCIAL SERVICES - MISCELLANEOUS (3.34%)
    80,000 CheckFree Corp.*                                                                      1,851,528              3,260,800
   130,000 First Marblehead Corp.*                                                               3,902,611              7,478,900
                                                                                              ------------           ------------
                                                                                                 5,754,139             10,739,700

           GOVERNMENT SERVICES (1.33%)
   110,000 Anteon Intl. Corp.*                                                                   3,313,349              4,282,300


           HEALTHCARE FACILITIES (5.35%)
   200,000 Community Health Systems, Inc.*                                                       5,082,746              6,982,000
   130,000 Manor Care, Inc.                                                                      1,533,227              4,726,800
   120,000 United Surgical Partners Intl., Inc.*                                                 2,639,999              5,492,400
                                                                                              ------------           ------------
                                                                                                 9,255,972             17,201,200

           HEALTHCARE PRODUCTS (2.73%)
   120,000 DepoMed, Inc.*                                                                          697,642                472,800
   160,000 Edwards Lifesciences Corp.*                                                           4,951,069              6,915,200
    20,000 INAMED Corp.*                                                                           949,685              1,397,600
                                                                                              ------------           ------------
                                                                                                 6,598,396              8,785,600

           HEALTHCARE SERVICES (2.79%)
    90,000 Charles River Laboratories Intl., Inc.*                                               2,661,552              4,233,600
    30,000 Gen-Probe, Inc.*                                                                      1,436,186              1,336,800
   150,000 Odyssey Healthcare, Inc.*                                                             2,281,177              1,764,000
    60,000 PRA International*                                                                    1,440,293              1,615,800
                                                                                              ------------           ------------
                                                                                                 7,819,208              8,950,200

           HEALTHCARE SERVICES - INSURANCE (5.09%)
   300,000 AMERIGROUP Corp.*                                                                     6,585,169             10,968,000
   180,000 Centene Corp.*                                                                        1,616,961              5,398,200
                                                                                              ------------           ------------
                                                                                                 8,202,130             16,366,200

           HOME BUILDING (1.17%)
    60,000 Beazer Homes USA, Inc.                                                                2,524,118              2,991,600
    15,000 Hovnanian Enterprises, Inc.*                                                            608,559                765,000
                                                                                              ------------           ------------
                                                                                                 3,132,677              3,756,600

           HOTELS AND LODGING (3.39%)
    90,000 Choice Hotels Intl., Inc.                                                             1,434,408              5,575,500
    75,000 Four Seasons Hotels, Inc.                                                             2,350,235              5,302,500
                                                                                              ------------           ------------
                                                                                                 3,784,643             10,878,000

           MEDIA (3.28%)
    56,600 Citadel Broadcasting Corp.*                                                             956,673                777,118
    75,000 Cumulus Media, Inc.*                                                                  1,331,087              1,068,750
   150,000 Gray Television, Inc.                                                                 1,288,675              2,170,500
   160,000 LIN TV Corp., Cl A*                                                                   3,565,619              2,708,800
    25,000 Radio One, Inc., Cl A*                                                                  538,472                367,000
    70,000 Radio One, Inc., Cl D*                                                                  804,217              1,032,500
   150,000 Saga Comm., Inc., Cl A*                                                               2,045,920              2,415,000
                                                                                              ------------           ------------
                                                                                                10,530,663             10,539,668

    SHARES                                                                                        COST                  VALUE
----------                                                                                    ------------           ------------

           REAL ESTATE SERVICES (3.33%)
     5,000 Alexander's, Inc.*                                                                      360,140              1,207,500
   125,000 CB Richard Ellis Group, Inc.*                                                         2,416,019              4,373,750
    80,000 CoStar Group, Inc.*                                                                   3,342,729              2,948,000
   200,000 Spirit Finance Corp.*                                                                 2,329,791              2,172,000
                                                                                              ------------           ------------
                                                                                                 8,448,679             10,701,250

           RECREATION AND RESORTS (14.31%)
    90,000 Ameristar Casinos, Inc.                                                               3,158,331              4,921,200
    60,000 Gaylord Entertainment Co.*                                                            1,749,591              2,424,000
   180,000 Great Wolf Resorts, Inc.*                                                             3,873,264              4,491,000
   160,000 Isle of Capri Casinos, Inc.*                                                          3,202,653              4,246,400
   150,000 Kerzner Intl., Ltd.*                                                                  3,080,175              9,184,500
   150,000 Vail Resorts, Inc.*                                                                   2,560,574              3,787,500
   250,000 Wynn Resorts, Ltd.*                                                                   3,249,047             16,935,000
                                                                                              ------------           ------------
                                                                                                20,873,635             45,989,600

           RESTAURANTS (4.80%)
    70,000 California Pizza Kitchen, Inc.*                                                       1,756,265              1,640,800
    60,000 Panera Bread Co., Cl A*                                                               2,120,751              3,391,800
    85,000 P.F. Chang's China Bistro, Inc.*                                                      4,062,639              5,083,000
   150,000 The Cheesecake Factory, Inc.*                                                         3,318,292              5,317,500
                                                                                              ------------           ------------
                                                                                                11,257,947             15,433,100

           RETAIL - CONSUMER STAPLES (0.37%)
    50,000 Copart, Inc.*                                                                         1,148,967              1,178,000


           RETAIL - SPECIALTY STORES (7.77%)
   125,000 Blue Nile, Inc.*                                                                      3,935,480              3,456,250
   160,000 Cabela's, Inc.*                                                                       3,994,117              3,300,800
   160,000 CarMax, Inc.*                                                                         3,439,405              5,040,000
   100,000 Dick's Sporting Goods, Inc.*                                                          3,469,357              3,673,000
   100,000 Dollar Tree Stores, Inc.*                                                             2,160,609              2,873,000
    60,000 Ethan Allen Interiors, Inc.                                                           1,438,292              1,920,000
    61,000 PETCO Animal Supplies, Inc.*                                                          1,130,994              2,245,410
   120,000 Select Comfort Corp.*                                                                 2,743,701              2,452,800
                                                                                              ------------           ------------
                                                                                                22,311,955             24,961,260

           SOFTWARE (0.87%)
    55,000 Kronos, Inc.*                                                                           969,752              2,811,050

           TRANSPORTATION (2.94%)
   125,000 Genesee & Wyoming, Inc.*                                                              2,983,886              3,238,750
    40,000 JetBlue Airways Corp.*                                                                  724,940                761,600
    60,000 Landstar System, Inc.*                                                                1,452,668              1,965,000
    50,000 UTI Worldwide, Inc.                                                                   3,525,666              3,472,500
                                                                                              ------------           ------------
                                                                                                 8,687,160              9,437,850

           UTILITY SERVICES (0.98%)
   126,000 Southern Union Co.*                                                                   1,678,941              3,163,860
                                                                                              ------------           ------------

TOTAL COMMON STOCKS
                                                                                               215,925,130            315,757,978
                                                                                              ------------          -------------


 PRINCIPAL
    AMOUNT                                                                                        COST                  VALUE
----------                                                                                    ------------           ------------

SHORT TERM MONEY MARKET INSTRUMENTS (1.73%)

$5,568,999 Exxon Investment Corp. 2.68%
           due  04/01/2005                                                                       5,568,999              5,568,999
                                                                                              ------------           ------------

TOTAL INVESTMENTS (99.99%)                                                                    $221,494,129            321,326,977
                                                                                              ------------           ------------

CASH AND OTHER ASSETS
  LESS LIABILITIES (0.01%)                                                                                                 34,875
                                                                                                                     -------------

NET ASSETS (100.00%)                                                                                                 $321,361,852
                                                                                                                     ============

NET ASSET VALUE PER SHARE

INSURANCE SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS OF
$316,494,501 AND 11,730,008 SHARES OUTSTANDING)                                                                            $26.98
                                                                                                                           ======

RETIREMENT SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS OF
$4,867,351 AND 178,326 SHARES OUTSTANDING)                                                                                 $27.29
                                                                                                                           ======

-----------

%  Represents percentage of net assets
*  Non-income producing securities

** For Federal income tax purposes the cost basis is $222,219,626. Aggregate unrealized appreciation and depreciation of investments are $106,078,864 and $6,971,513, respectively.

SECURITY VALUATION: Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.


For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Capital Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  May 25, 2005




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   May 25, 2005